Debt Instruments - Private Fixed-Income Securities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt instruments
Debt Instruments
Financial assets	€ 199,351	€ 191,312	€ 180,130
Private fixed income
Debt Instruments
Financial assets	40,741	42,546	45,997
Private fixed income | Floating interest rate
Debt Instruments
Financial assets	13,756	11,818	16,633
Private fixed income | Fixed interest rate
Debt Instruments
Financial assets	18,535	26,341	24,181
Securitized mortgage bonds | Private fixed income
Debt Instruments
Financial assets	2,458	1,584	2,110
Other asset back bonds | Private fixed income
Debt Instruments
Financial assets	€ 5,992	€ 2,803	€ 3,073